Mineral Property Agreements (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
RGGS Land & Minerals Ltd., L.P. [Member]
Disclosure of acquired receivables [line items]
Annual lease payments	$ 175
Lease annual payment date	January 2024
Recovery of advance royalty payments	$ 3,738
LMC Minerals [Member]
Disclosure of acquired receivables [line items]
Annual lease payments	$ 30
Lease annual payment date	November 2023
Recovery of advance royalty payments	$ 339